Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 55,000	$ 12,000	$ 12,000
Prepaid expenses	0	2,000	2,000
Other current assets	8,335,000	5,981,000	0
Total current assets	8,390,000	5,995,000	14,000
Property, Plant and Equipment, Net	689,000	689,000	689,000
Total assets	9,079,000	6,684,000	703,000
Current liabilities:
Accrued interest expense - related party	1,355,000	35,000	896,000
Total current liabilities	1,355,000	35,000	896,000
Related party loans	52,172,000	49,433,000	37,901,000
Total liabilities	53,527,000	49,468,000	38,797,000
Commitments and contingencies
Stockholders' deficit:
Preference shares	0	0	0
Ordinary shares, value	2,000	2,000	2,000
Additional paid-in capital	72,598,000	72,598,000	72,598,000
Accumulated deficit	(117,048,000)	(115,384,000)	(110,694,000)
Total shareholders' deficit	(44,448,000)	(42,784,000)	(38,094,000)
Total Liabilities and Shareholders' Deficit	9,079,000	6,684,000	703,000
Denali Capital Acquisition Corp [Member]
Current assets:
Cash on hand	126	16,868	204,464
Prepaid expenses	14,018		4,976
Total current assets	14,144	16,868	209,440
Cash and Investments held in trust	548,318	9,021,005	50,477,963
Total assets	562,462	9,037,873	50,687,403
Current liabilities:
Accounts Payable and accrued offering costs and expenses	5,092,376	4,640,414	3,749,581
Accrued interest expense - others	78,224	58,586	18,878
Promissory Note - Others	1,398,107	1,350,292	975,000
Total current liabilities	8,268,951,000	7,547,084,000	5,603,980,000
Deferred underwriter compensation	2,887,500	2,887,500	2,887,500
Total liabilities	11,156,451	10,434,584	8,491,480
Commitments and contingencies
Class A ordinary shares	548,318	9,021,005	50,477,963
Stockholders' deficit:
Preference shares
Accumulated deficit	(11,142,564)	(10,417,973)	(8,282,297)
Total shareholders' deficit	(11,142,307)	(10,417,716)	(8,282,040)
Total Liabilities and Shareholders' Deficit	562,462	9,037,873	50,687,403
Denali Capital Acquisition Corp [Member] | Related Party
Current liabilities:
Accrued interest expense - related party	110,237	74,555	18,021
Promissory Note - related party	1,590,007	1,423,237	842,500
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares
Stockholders' deficit:
Ordinary shares, value	51	51	51
Denali Capital Acquisition Corp [Member] | Class B Ordinary Shares
Stockholders' deficit:
Ordinary shares, value	$ 206	$ 206	$ 206